Label	Element	Value
Calamos Market Neutral Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Calamos Investment Trust

Supplement dated September 17, 2021 to the

CALAMOS® FAMILY OF FUNDS Prospectus

dated March 1, 2021, as amended April 1, 2021, April 30, 2021, May 4, 2021 and June 30, 2021

Effective August 24, 2021, the Bloomberg Barclays fixed income benchmark indices are rebranded as the “Bloomberg Fixed Income Indices”, with the removal of the Barclays name.

Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Market Neutral Income Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Accordingly, effective August 24, 2021, on page 7 of the Prospectus, in the Average Annual Total Returns table for the Calamos Market Neutral Income Fund and, as applicable, in the first paragraph immediately following such table, the Bloomberg Barclays U.S. Government/Credit Index is renamed the Bloomberg U.S. Government/Credit Index, and the Bloomberg Barclays Short Treasury 1-3 Month Index is renamed the Bloomberg Short Treasury 1-3 Month Index.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Accordingly, effective August 24, 2021, on page 7 of the Prospectus, in the Average Annual Total Returns table for the Calamos Market Neutral Income Fund and, as applicable, in the first paragraph immediately following such table, the Bloomberg Barclays U.S. Government/Credit Index is renamed the Bloomberg U.S. Government/Credit Index, and the Bloomberg Barclays Short Treasury 1-3 Month Index is renamed the Bloomberg Short Treasury 1-3 Month Index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.